Document and Entity Information	Mar. 02, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Mar. 02, 2026
Entity Registrant Name	POWER SOLUTIONS INTERNATIONAL, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-35944
Entity Tax Identification Number	33-0963637
Entity Address Address Line 1	201 Mittel Drive
Entity Address City Or Town	Wood Dale
Entity Address State Or Province	IL
Entity Address Postal Zip Code	60191
City Area Code	630
Local Phone Number	350-9400
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.001 par value per share
Trading Symbol	PSIX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001137091